Other Commitments And Contingencies (Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Total rent expense	$ 139	$ 154	$ 155
Deferred rent credit, noncurrent	99	103
2018	86
2019	70
2020	57
2021	48
2022	41
Beyond 2022	263
Other Current Liabilities
Operating Leased Assets [Line Items]
Deferred rent credit	$ 4	$ 4